Other Insurance Liabilities and Separate Accounts - Weighted-average Interest Rates and Durations (Details)	Dec. 31, 2022	Dec. 31, 2021
Large Case Pensions
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	4.20%	4.20%
Current discount rate	5.24%	2.53%
Weighted-average duration of long-duration insurance liabilities	7 years 4 months 24 days	7 years 6 months
Long-Term Care
Liability for Future Policy Benefit, Activity [Line Items]
Interest accretion rate	5.11%	5.11%
Current discount rate	5.39%	2.88%
Weighted-average duration of long-duration insurance liabilities	12 years 7 months 6 days	13 years 6 months